FINANCIAL EXPENSES, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Other Income and Expenses [Abstract]
Bank charges and other	$ 9	$ 5
Imputed interest in respect to Convertible Notes	286	216
Imputed interest in respect to loans from related parties	10
Imputed interest in respect to line of credit	3
Foreign currency translation adjustments, net	2	5
Amortization of debts issuance costs	16	9
Amortization of BCF in respect to Convertible Notes	1,034	759
Total financial expenses, net	$ 1,360	$ 994